August 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Infrastructure Fund, Inc.

Registration Statement on Form N-2

File Number: 811-21485

Ladies and Gentlemen:

Transmitted on behalf of the above-referenced investment company (the “Fund”) is one electronically signed Registration Statement on Form N-2 (the “Amendment”) for filing under the Investment Company Act of 1940, as amended, and the Securities Act of 1933 (the “Securities Act”), as amended.

A fee of $24,547.50 to cover the registration fee under the Securities Act has been paid.

Pursuant to the terms of exemptive relief obtained by the Fund (1940 Act Rel. Nos. 28341 (notice) & 28358 (order)) (the “19(b) Relief”), we note that the Fund intends to rely on the 19(b) Relief, which permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

The Fund calculates its net asset value daily on each day that the New York Stock Exchange is open for trading.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

SVP and Associate General Counsel

Phone: 212-796-9347

Email: ddevivo@cohenandsteers.com